Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Sep. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of plan members that are active employees of the Company					1.00%
Gain (Loss) on Purchase of Annuity Recognised in Profit Or Loss				$ 63.3	$ 0.0	$ 4.1	$ 0.0
Loss on pension annuity purchases (note 19(a))			$ 0.2		0.2	0.0	$ 63.3
Plan assets, at fair value					$ 380.1	330.3
Percentage of plan assets held with financial institutions with a rating of A- or above					97.00%
Number of basis points					1.00%
UK Main Pension Plan
Disclosure of defined benefit plans [line items]
Cost of annuity purchased	$ 209.2	£ 156.1
Level 1
Disclosure of defined benefit plans [line items]
Plan assets, at fair value					$ 31.8	30.5
Level 3
Disclosure of defined benefit plans [line items]
Plan assets, at fair value					$ 348.3	$ 299.8